Annual Total Returns - VIPGrowthOpportunitiesPortfolio-InvestorPRO - VIPGrowthOpportunitiesPortfolio-InvestorPRO - VIP Growth Opportunities Portfolio - VIP Growth Opportunities Portfolio - Investor Class
Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	5.54%
Annual Return 2016	0.28%
Annual Return 2017	34.38%
Annual Return 2018	12.37%
Annual Return 2019	40.71%
Annual Return 2020	68.52%
Annual Return 2021	11.87%
Annual Return 2022	(38.20%)
Annual Return 2023	45.56%
Annual Return 2024	38.77%